Derivatives and Fair Value Disclosures - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	$ (3,151,880)	$ (5,240,911)
Interest Rate Swap 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	(3,151,880)	(5,240,911)
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	(3,151,880)	(5,240,911)
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	$ (3,151,880)	$ (5,240,911)